Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Profit or loss [abstract]
Operating revenues	¥ 366,229	¥ 352,534	¥ 331,517
Operating expenses
Depreciation and amortization	(74,951)	(67,942)	(67,666)
Network operations and support	(103,969)	(94,156)	(81,433)
Selling, general and administrative	(58,434)	(56,426)	(54,480)
Personnel expenses	(56,043)	(54,504)	(52,586)
Other operating expenses	(45,612)	(52,286)	(48,905)
Total operating expenses	(339,009)	(325,314)	(305,070)
Operating income	27,220	27,220	26,447
Gain from Tower Assets Disposal			5,214
Net finance costs	(3,291)	(3,235)	(4,273)
Investment income	147	40	8
Equity in income /(loss) of associates	877	91	(698)
Earnings before income tax	24,953	24,116	26,698
Income tax	(6,192)	(5,993)	(6,552)
Profit for the year	18,761	18,123	20,146
Other comprehensive income for the year, Items that may be reclassified subsequently to profit or loss:
Change in fair value of available-for-sale equity securities	(400)	(228)	652
Deferred tax on change in fair value of available-for-sale equity securities	100	57	(163)
Exchange difference on translation of financial statements of subsidiaries outside mainland China	(259)	190	129
Share of other comprehensive income of associates	7	6	3
Other comprehensive income for the year, net of tax	(552)	25	621
Total comprehensive income for the year	18,209	18,148	20,767
Profit attributable to
Equity holders of the Company	18,617	18,018	20,058
Non-controlling interests	144	105	88
Profit for the year	18,761	18,123	20,146
Total comprehensive income attributable to
Equity holders of the Company	18,065	18,043	20,679
Non-controlling interests	144	105	88
Total comprehensive income for the year	¥ 18,209	¥ 18,148	¥ 20,767
Basic earnings per share	¥ 0.23	¥ 0.22	¥ 0.25
Number of shares	80,932,368,321	80,932,368,321	80,932,368,321

[1]	restated